Schedule of disaggregated information of revenues by region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 4,011,005	$ 3,706,458	$ 3,764,295
Total	4,011,005	3,706,458	3,764,295
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	3,921,982	3,706,458	3,764,295
Total	3,921,982	$ 3,706,458	$ 3,764,295
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	89,023
Total	$ 89,023